Consolidated Balance Sheets [Parenthetical] In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
Allowance for doubtful accounts receivable (in dollars)	$ 654		$ 1,089
Allowance for doubtful accounts, net investment in sales-type leases (in dollars)	$ 301		$ 230
Common stock, par value (in dollars per share)		0.01		0.01
Common stock, shares authorized	60,000	60,000	60,000	60,000
Common stock, shares issued	38,372	38,372	21,246	21,246
Common stock, shares outstanding	38,372	38,372	21,246	21,246